FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-01434
LINCOLN NATIONAL VARIABLE ANNUITY FUND A
(Exact name of registrant as specified in charter)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)
Dennis L. Schoff, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Name and address of agent for service)
Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660
Colleen E. Tonn, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
Registrant’s telephone number, including area code: (260) 455-3404
Date of fiscal year end: December 31
Date of reporting period: January 1, 2008 through June 30, 2008

Item 1. Reports to Stockholders

Lincoln National Variable Annuity Fund A

Variable Annuity Fund A

Lincoln National
Variable Annuity Fund A
Semiannual Report
June 30, 2008

Lincoln National
Variable Annuity Fund A

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8

Lincoln National
Variable Annuity Fund A

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

As a beneficial owner of Fund A, you incur ongoing Separate Account expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Separate Account and to compare these costs with the ongoing costs of investing in other separate accounts.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Fund A Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on Fund A’s actual expense ratio and an assumed rate of return of  5% per year before expenses, which is not Fund A’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Fund A and other separate accounts. To do so, compare the 5% hypothetical example with this 5% hypothetical example that appear in the financial reports of other separate accounts.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Fund A does not charge any transaction costs, such as sales charges (loads), redemption fees or exchange fees. The fees related to the variable annuity contract, such as the sales charge that could apply, have not been included. Therefore, the second section of the table is useful in comparing the contract costs only, and will not help you determine the relative total costs of owning the contract.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual Fund A Return
Variable Annuity Fund A	$1,000.00	$897.70	1.33%	$6.28

Hypothetical (5% return before expenses)
Variable Annuity Fund A	$1,000.00	$1,018.25	1.33%	$6.67

*	“Expenses Paid During Period” are equal to Fund A’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Variable Annuity Fund A–1

Lincoln National
Variable Annuity Fund A

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.96%

Aerospace & Defense	3.94%
Beverages	1.57%
Biotechnology	3.87%
Capital Markets	1.31%
Chemicals	3.12%
Commercial Banks	0.93%
Commercial Services & Supplies	0.95%
Communications Equipment	3.95%
Computers & Peripherals	5.79%
Construction & Engineering	0.49%
Consumer Finance	0.62%
Diversified Consumer Services	0.36%
Diversified Financial Services	2.96%
Diversified Telecommunications Services	2.33%
Electric Utilities	3.19%
Electrical Equipment	0.60%
Energy Equipment & Services	5.61%
Food & Staples Retailing	2.95%
Health Care Equipment & Supplies	2.40%
Health Care Providers & Services	1.46%
Hotels, Restaurants & Leisure	2.84%
Household Durables	1.46%
Household Products	2.16%
Industrial Conglomerates	2.41%
Insurance	4.34%
Internet Software & Services	1.49%
IT Services	1.24%
Machinery	1.36%
Media	2.16%
Multiline Retail	0.64%
Multi-Utilities	0.61%
Oil, Gas & Consumable Fuels	12.43%
Pharmaceuticals	5.39%
Real Estate Investment Trusts	0.72%
Road & Rail	1.16%
Semiconductors & Semiconductor Equipment	2.92%
Software	3.59%
Specialty Retail	1.43%
Textiles, Apparel & Luxury Goods	1.23%
Tobacco	0.48%
Wireless Telecommunication Services	0.50%

Discounted Commercial Paper	1.33%

Total Value of Securities	100.29%

Liabilities Net of Receivables and Other Assets	(0.29%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	2.75%
Microsoft	2.52%
Johnson & Johnson	2.45%
ConocoPhillips	2.29%
Procter & Gamble	2.16%
Apple	1.67%
Cisco Systems	1.66%
Occidental Petroleum	1.66%
Schlumberger	1.64%
Wal-Mart Stores	1.63%

Total	20.43%

Variable Annuity Fund A–2

Lincoln National Variable Annuity Fund A
Statement of Net Assets
June 30, 2008 (Unaudited)

			Fair
		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.96%
	Aerospace & Defense–3.94%
	Boeing	6,300	$414,036
	Goodrich	9,600	455,616
	Rockwell Collins	8,000	383,680
†	Spirit Aerosystems Holdings Class A	17,800	341,404
	United Technologies	12,600	777,420

			2,372,156
	Beverages–1.57%
	PepsiCo	14,900	947,491

			947,491

	Biotechnology–3.87%
†	Amgen	12,200	575,352
†	Genentech	7,500	569,250
†	Gilead Sciences	16,100	852,495
†	Vertex Pharmaceuticals	9,900	331,353

			2,328,450

	Capital Markets–1.31%
	Blackstone Group	14,300	260,403
	Morgan Stanley	14,600	526,622

			787,025

	Chemicals–3.12%
	Cytec Industries	5,000	272,800
	Dow Chemical	16,700	582,997
	duPont (E.I.) deNemours	14,700	630,483
	Lubrizol	8,500	393,805

			1,880,085

	Commercial Banks–0.93%
	U.S. Bancorp	20,100	560,589

			560,589

	Commercial Services & Supplies–0.95%
	Republic Services	12,500	371,250
	Robert Half International	8,300	198,951

			570,201

	Communications Equipment–3.95%
†	Cisco Systems	42,900	997,854
	Corning	27,000	622,350
	QUALCOMM	17,100	758,727

			2,378,931

	Computers & Peripherals–5.79%
†	Apple	6,000	1,004,640
†	EMC	43,600	640,484
	Hewlett Packard	19,700	870,937
	International Business Machines	8,200	971,946

			3,488,007

	Construction & Engineering–0.49%
	Fluor	1,600	297,728

			297,728

	Consumer Finance–0.62%
	Capital One Financial	9,800	372,498

			372,498

	Diversified Consumer Services–0.36%
	DeVry	4,000	214,480

			214,480

	Diversified Financial Services–2.96%
	Bank of America	29,000	692,230
	Citigroup	16,200	271,512
	JPMorgan Chase	23,800	816,578

			1,780,320

	Diversified Telecommunications Services–2.33%
	A T & T	10,900	367,221
	Embarq	4,900	231,623
	Verizon Communications	22,700	803,580

			1,402,424

	Electric Utilities–3.19%
	Exelon	6,400	575,744
	FirstEnergy	7,000	576,310
	PPL	14,700	768,369

			1,920,423

	Electrical Equipment–0.60%
	Roper Industries	5,500	362,340

			362,340

	Energy Equipment & Services–5.61%
	Halliburton	14,300	758,901
†	Nabors Industries	19,500	959,985
†	National Oilwell Varco	7,600	674,272
	Schlumberger	9,200	988,356

			3,381,514

	Food & Staples Retailing–2.95%
	CVS Caremark	20,000	791,400
	Wal-Mart Stores	17,500	983,500

			1,774,900

	Health Care Equipment & Supplies–2.40%
†	Gen-Probe	7,400	351,352
†	Hologic	16,500	359,700
	Medtronic	14,200	734,850

			1,445,902

	Health Care Providers & Services–1.46%
†	Express Scripts	8,200	514,304
	UnitedHealth Group	13,800	362,250

			876,554

	Hotels, Restaurants & Leisure–2.84%
	Burger King Holdings	22,700	608,133
	Marriott International Class A	12,700	333,248
	McDonald’s	13,700	770,214

			1,711,595

	Household Durables–1.46%
	Fortune Brands	6,500	405,665
†	Jarden	25,800	470,592

			876,257

Variable Annuity Fund A–3

Lincoln National Variable Annuity Fund A
Statement of Net Assets (continued)

			Fair
		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Household Products–2.16%
	Procter & Gamble	21,400	$1,301,334

			1,301,334

	Industrial Conglomerates–2.41%
	General Electric	34,100	910,129
	Textron	11,300	541,609

			1,451,738

	Insurance–4.34%
	ALFAC	7,900	496,120
	American International Group	22,300	590,058
	Berkley (W.R.)	13,100	316,496
	Everest Re Group	3,200	255,072
	Hanover Insurance Group	7,700	327,250
	Prudential Financial	10,500	627,270

			2,612,266

	Internet Software & Services–1.49%
†	Google Class A	1,700	894,914

			894,914

	IT Services–1.24%
	Accenture Class A	11,700	476,424
	†Visa Class A	3,300	268,323

			744,747

	Machinery–1.36%
	Caterpillar	11,100	819,402

			819,402

	Media–2.16%
	Comcast Class A	24,300	460,971
	Disney (Walt)	16,400	511,680
†	Viacom Class B	10,700	326,778

			1,299,429

	Multiline Retail–0.64%
	Macy’s	20,000	388,400

			388,400

	Multi-Utilities–0.61%
	Sempra Energy	6,500	366,925

			366,925

	Oil, Gas & Consumable Fuels–12.43%
	Apache	4,200	583,800
	Arch Coal	3,900	292,617
	Cabot Oil & Gas	5,800	392,834
	Chevron	7,100	703,823
	ConocoPhillips	14,600	1,378,094
	EOG Resources	2,700	354,240
	Exxon Mobil	18,800	1,656,844
	Occidental Petroleum	11,100	997,446
†	Petrohawk Energy	5,100	236,181
	St. Mary Land & Exploration	13,800	892,032

			7,487,911

	Pharmaceuticals–5.39%
	Johnson & Johnson	22,900	1,473,386
	Merck	22,300	840,487
	Pfizer	17,500	305,725
	Wyeth	13,100	628,276

			3,247,874

	Real Estate Investment Trusts–0.72%
	Host Hotels & Resorts	13,500	184,275
	Simon Property Group	2,800	251,692

			435,967

	Road & Rail–1.16%
	Norfolk Southern	11,100	695,637

			695,637

	Semiconductors & Semiconductor Equipment–2.92%
	Applied Materials	26,600	507,794
	Intel	36,200	777,576
	Texas Instruments	16,900	475,904

			1,761,274

	Software–3.59%
†	McAfee	6,500	221,195
	Microsoft	55,100	1,515,801
†	Nuance Communications	10,700	167,669
†	Oracle	12,400	260,400

			2,165,065

	Specialty Retail–1.43%
	Abercrombie & Fitch Class A	8,500	532,780
†	Warnaco Group	7,500	330,525

			863,305

	Textiles, Apparel & Luxury Goods–1.23%
	NIKE Class B	6,100	363,621
	Phillips-Van Heusen	10,300	377,186

			740,807

	Tobacco–0.48%
	Altria Group	4,100	84,296
†	Philip Morris International	4,100	202,499

			286,795

	Wireless Telecommunication Services–0.50%
†	MetroPCS Communications	17,100	302,841

			302,841

	Total Common Stock (Cost $47,449,406)		59,596,501
		Principal
		Amount
		(U.S. $)

≠	DISCOUNTED COMMERCIAL PAPER–1.33%
	Danske 2.67% 7/1/08	800,000	800,000

	Total Discounted Commercial Paper (Cost $800,000)		800,000

Variable Annuity Fund A–4

Lincoln National Variable Annuity Fund A
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.29% (Cost $48,249,406)	$60,396,501
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.29%)	(173,078)

NET ASSETS–100.00%	$60,223,423

NET ASSETS ARE REPRESENTED BY:
Value of Accumulation Units:
2,782,828 units at $20.081 unit value	$55,881,108
Annuity Reserves:
53,012 units at $20.081 unit value	1,064,518
117,606 units at $27.871 unit value	3,277,797

Total net assets	$60,223,423

†	Non income producing security.

≠	The interest rate shown is the effective yield at the time of purchase.

See accompanying notes

Variable Annuity Fund A–5

Lincoln National
Variable Annuity Fund A
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends		$562,890
Interest		14,758

		577,648

EXPENSES:
Investment management services	$103,559
Mortality and expense guarantees	306,560	410,119

NET INVESTMENT INCOME		167,529
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,065,083
Net change in unrealized appreciation/depreciation of investments	(8,256,486)	(7,191,403)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(7,023,874)

See accompanying notes

Lincoln National
Variable Annuity Fund A
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/08	Year Ended
	(Unaudited)	12/31/07

CHANGES FROM OPERATIONS:
Net investment income	$167,529	$323,613
Net realized gain on investments	1,065,083	6,926,244
Net change in net unrealized appreciation/depreciation of investments	(8,256,486)	(3,223,139)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,023,874)	4,026,718
Net decrease from equity transactions	(3,113,195)	(10,376,303)

TOTAL DECREASE IN NET ASSETS	(10,137,069)	(6,349,585)
Net assets, at beginning of period	70,360,492	76,710,077

NET ASSETS, AT END OF PERIOD	$60,223,423	$70,360,492

See accompanying notes

Variable Annuity Fund A–6

Lincoln National
Variable Annuity Fund A
Financial Highlights–Selected Per Unit Data and Ratios

The following is selected financial data for an accumulation unit outstanding throughout each period:

	Six Months
	Ended
	June 30, 2008[1]	Year Ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003

Investment income	$0.191	$0.388	$0.354	$0.338	$0.343	$0.245
Expenses	(0.138)	(0.297)	(0.257)	(0.239)	(0.218)	(0.184)

Net investment income	0.053	0.091	0.097	0.099	0.125	0.061
Net realized and unrealized gain (loss) on investments	(2.341)	1.016	2.022	0.732	1.642	3.612

Increase (decrease) in accumulation unit value	(2.288)	1.107	2.119	0.831	1.767	3.673
Accumulation unit value at beginning of period	22.369	21.262	19.143	18.312	16.545	12.872

Accumulation unit value at end of period	$20.081	$22.369	$21.262	$19.143	$18.312	$16.545

Net assets, end of period (000 omitted)	$60,223	$70,360	$76,710	$75,923	$80,883	$79,708
Ratio of expenses to average net assets	1.33%	1.32%	1.28%	1.28%	1.28%	1.27%
Ratio of net investment income to average net assets	0.48%	0.43%	0.48%	0.53%	0.73%	0.42%
Total investment return	(10.23% )	5.21%	11.07%	4.54%	10.68%	28.54%
Portfolio turnover rate	38.61%	29.16%	28.83%	20.40%	38.72%	77.30%
Number of accumulation units outstanding at end of period (expressed in thousands):
Accumulation units	2,783	2,912	3,330	3,689	4,103	4,466
Reserve units	171	185	220	214	245	278

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Variable Annuity Fund A–7

Lincoln National Variable Annuity Fund A
Notes to Financial Statements
June 30, 2008 (Unaudited)

1.	Significant Accounting Policies
The Fund—The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund’s investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers (Board).

Federal Income Taxes—Operations of the Fund form a part of, and are taxed with, operations of Lincoln Life, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Income—Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves—Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other—Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $425 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2.	Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the six months ended June 30, 2008 amounted to $12,177,134 and $14,552,634, respectively.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$59,596,501
Level 2	800,000
Level 3	—

Total	$60,396,501

There were no Level 3 securities at the beginning or end of the period.

Variable Annuity Fund A–8

Lincoln National Variable Annuity Fund A
Notes to Financial Statements (continued)

3.	Expenses/Sales Charges and Other Transactions With Affiliates
Lincoln Life is responsible for overall management of the Fund’s investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). In prior years, retired employees of Lincoln Life invested in Fund A at lower expense levels. As of June 30, 2008, $3,277,797 of such remains in the Fund at a unit value of $27.871. Lincoln Life retained $1,001 from the proceeds of the sale of annuity contracts during the six months ended June 30, 2008 for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the “Sub-advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. The Sub-advisor is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-advisor is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2008, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4.	Net assets

Net assets at June 30, 2008 consisted of the following:
Equity transactions	$(255,573,648)
Accumulated net investment income	76,674,754
Accumulated net realized gain on investments	226,975,222
Net unrealized appreciation of investments	12,147,095

Net assets	$60,223,423

5.	Summary of Changes in Equity Transactions

	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
	Units	Amount	Units	Amount

Accumulation Units:
Balance at beginning of period	2,911,802	$(234,802,057)	3,329,581	$(225,460,798)
Contract purchases	11,177	240,639	9,844	223,007
Terminated contracts	(140,151)	(2,976,440)	(427,623)	(9,564,266)

Balance at end of period	2,782,828	$(237,537,858)	2,911,802	$(234,802,057)

Annuity Reserves:
Balance at beginning of period	184,838	$(17,658,396)	220,073	$(16,623,352)
Annuity payments	(14,220)	(377,394)	(35,235)	(1,035,044)

Balance at end of period	170,618	$(18,035,790)	184,838	$(17,658,396)

6.	Credit Risk
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering. There were no Section 4(2) securities at June 30, 2008.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Variable Annuity Fund A–9

Item 2. Code of Ethics
Not Applicable.
Item 3. Audit Committee Financial Expert
Not Applicable.
Item 4. Principle Accountant Fees and Services
(a)	Audit Fees
Not Applicable.
(b)	Audit-Related Fees
Not Applicable.
(c)	Tax Fees
Not Applicable.
(d)	All Other Fees
Not Applicable.
(e)(1)	Audit Committee Pre-Approval Policies and Procedures
Not Applicable.
(e)(2)	Not applicable.
(f)	Not Applicable.
(g)	Aggregate Non-Audit Fees
Not Applicable.
(h)	Principal Accountant’s Independence
Not Applicable.
Item 5. Audit Committee of Listed Registrants
Not Applicable.

Item 6. Schedule of Investments
(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not Applicable.
Item 11. Controls and Procedures
          (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
          (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.
(a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Lincoln National Variable Annuity Fund A (Registrant)

/s/ Kelly D Clevenger

Kelly D. Clevenger
President
(Signature and Title)

Date: August 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kelly D. Clevenger
Kelly D. Clevenger
Chairman of the Board and President
(Signature and Title)

Date: August 28, 2008

By	/s/ William P. Flory, Jr.

William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date: August 28, 2008